Finance income/(costs) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance income/(costs)
Interest income on deposits	£ 609	£ 614	£ 1,243	£ 1,168
Fair value movements on financial liabilities at fair value through profit and loss (note 14)		9,989		5,914
Fair value movements on warrant liabilities (note 13)		609		305
Foreign exchange gain	18,094		27,530
Other	4	3		10
Total finance income	18,707	11,215	28,773	7,397
Fair value movements on warrant liabilities (note 13)	(296)		(324)
In-kind interest on financial liabilities at fair value through profit and loss (note 14)		(4,252)		(8,483)
Foreign exchange loss		(1)		(2,461)
Interest expense on leases	(41)	(40)	(78)	(82)
Total finance costs	(337)	(4,293)	(402)	(11,026)
Fair value movements on financial liabilities at fair value through profit and loss (note 14)			258,719
Total related party finance income			258,719
In-kind interest on financial liabilities at fair value through profit and loss (note 14)	(2,805)		(5,782)
Fair value movements on financial liabilities at fair value through profit and loss (note 14)	(140,404)
Total related party finance costs	(143,209)		(5,782)
Net related party finance income	(143,209)		252,937
Net finance income/(costs)	£ (124,839)	£ 6,922	£ 281,308	£ (3,629)